Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024
Machinery [Member]
Schedule of Property, Plant and Equipment [Line items]
Total property plant and equipment, at cost	$ 768,221	$ 744,632
Vehicles [Member]
Schedule of Property, Plant and Equipment [Line items]
Total property plant and equipment, at cost	128,001	224,727
Electric equipment [Member]
Schedule of Property, Plant and Equipment [Line items]
Total property plant and equipment, at cost	148,208	144,048
Office equipment [Member]
Schedule of Property, Plant and Equipment [Line items]
Total property plant and equipment, at cost	79,112	76,891
Leasehold improvement [Member]
Schedule of Property, Plant and Equipment [Line items]
Total property plant and equipment, at cost	1,612,907	1,560,897
Total property, plant and equipment, net	230,142	328,845
Total property plant and equipment, at cost [Member]
Schedule of Property, Plant and Equipment [Line items]
Total property plant and equipment, at cost	2,736,449	2,751,194
Less: accumulated depreciation	(2,095,748)	(2,023,316)
Less: impairment provision	$ (410,559)	$ (399,033)